Financial assets, liabilities and financial result (excluding Orange Bank) - Profit and losses - Tabular disclosure (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Gains (losses) on assets contributing to net financial debt	€ 5	€ 9	€ 11
Foreign exchange gain (loss)	76	(4)	(63)
Finance costs, net	(1,254)	(1,362)	(1,715)
Operating segments [member] | Telecom activities, operating segment [member]
Disclosure of detailed information about financial instruments [line items]
Costs of gross financial debt	(1,109)	(1,341)	(1,274)
Gains (losses) on assets contributing to net financial debt	5	9	11
Costs of net financial debt	(1,104)	(1,332)	(1,263)
Foreign exchange gain (loss)	76	(4)	(63)
Other net financial expenses	(226)	(26)	(389)
Finance costs, net	(1,254)	(1,362)	(1,715)
Other comprehensive income	119	(89)	69
Operating segments [member] | Telecom activities, operating segment [member] | Financial assets, class [member]
Disclosure of detailed information about financial instruments [line items]
Gains (losses) on assets contributing to net financial debt	5	9	11
Costs of net financial debt	5	9	11
Foreign exchange gain (loss)	31	(17)	(54)
Other net financial expenses	(65)	16	(346)
Other comprehensive income	(25)	(22)	20
Operating segments [member] | Telecom activities, operating segment [member] | Financial liabilities, class [member]
Disclosure of detailed information about financial instruments [line items]
Costs of gross financial debt	(1,255)	(1,395)	(1,357)
Costs of net financial debt	(1,255)	(1,395)	(1,357)
Foreign exchange gain (loss)	(351)	(353)	1,217
Operating segments [member] | Telecom activities, operating segment [member] | Lease liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Other net financial expenses	(122)
Operating segments [member] | Telecom activities, operating segment [member] | Derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Costs of gross financial debt	146	54	83
Costs of net financial debt	146	54	83
Foreign exchange gain (loss)	397	366	(1,226)
Other comprehensive income	144	(67)	49
Operating segments [member] | Telecom activities, operating segment [member] | Discounting expense [member]
Disclosure of detailed information about financial instruments [line items]
Other net financial expenses	€ (39)	€ (42)	€ (43)